7. CAPITAL AND RESERVES: Schedule of continuity of warrants (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of continuity of warrants

The continuity of warrants for the year ended December 31, 2018 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2017	Issued	Exercised	Expired	2018
July 14, 2018	$0.15	10,920,000	-	-	(10,920,000)	-
July 4, 2019	$0.15	13,547,000	-	-	-	13,547,000
July 12, 2020	$0.15	10,170,000	-	-	-	10,170,000
March 26, 2020	$0.12	-	6,875,000	-	-	6,875,000
November 9, 2021 (1)	$0.10	-	10,000,000	-	-	10,000,000
December 17, 2021 (1)	$0.10	-	4,640,000	-	-	4,640,000
Outstanding		34,637,000	21,515,000	-	(10,920,000)	45,232,000
Weighted average exercise price		$0.15	$0.11	$Nil	$0.15	$0.13

(1)    These warrants have a forced exercise price. If the closing price of the Company’s shares is $0.20 or greater for a period of 20 consecutive trading days, the warrants will expire on the earlier of the 30th day after such notice is given and the original expiry date.

As of December 31, 2018, the weighted average contractual life is 1.62 years (December 31, 2017 – 1.50 years).

The continuity of warrants for the year ended December 31, 2017 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2016	Issued	Exercised	Expired	2017
March 28, 2017	$0.40	4,000,000	-	-	(4,000,000)	-
August 22, 2017	$0.40	4,400,000	-	-	(4,400,000)	-
October 4, 2017	$0.25	7,990,000	-	-	(7,990,000)	-
July 14, 2018	$0.15	10,920,000	-	-	-	10,920,000
July 4, 2019	$0.15	13,547,000	-	-	-	13,547,000
July 12, 2020	$0.15	-	10,170,000	-	-	10,170,000
Outstanding		40,857,000	10,170,000	-	(16,390,000)	34,637,000
Weighted average exercise price		$0.22	$0.15	$Nil	$0.33	$0.15

The continuity of warrants for the year ended December 31, 2016 is as follows:

	Exercise	December 31,					December 31,
Expiry date	price	2015	Issued		Exercised	Expired	2016
September 24, 2016	$0.15	5,720,000	84,000	(2)	(4,354,000)	(1,450,000)	-
October 15, 2016	$0.15	2,833,334	-		(219,000)	(2,614,334)	-
March 28, 2017	$0.40	4,000,000	-		-	-	4,000,000
August 22, 2017	$0.40	4,400,000	-		-	-	4,400,000
October 4, 2017	$0.25	7,990,000	-		-	-	7,990,000
July 14, 2018	$0.15	10,920,000	-		-	-	10,920,000
July 4, 2019	$0.15	-	13,547,000		-	-	13,547,000
Outstanding		35,863,334	13,631,000		(4,573,000)	(4,064,334)	40,857,000
Weighted average exercise price		$0.23	$0.15		$0.15	$0.15	$0.22